Affiliated companies and other equity-method investees (Tables)	12 Months Ended
Mar. 31, 2016
Affiliated companies and other equity-method investees
Summary of financial information for JAFCO, NRI and NREH

	Millions of yen
	March 31
	2015	2016
Total assets	¥2,268,874	¥2,378,185
Total liabilities	1,308,632	1,341,008

	Millions of yen
	Year ended March 31
	2014	2015	2016
Net revenues	¥947,213	¥781,110	¥734,132
Non-interest expenses	779,690	610,747	605,542
Net income attributable to the companies	87,261	119,838	92,318

Summary of financial information for Fortress

Millions of yen
Year ended March 31
2014(1)
Net revenues	¥144,349
Non-interest expenses	89,338
Net income attributable to the company	20,071

(1)	Financial information for Fortress is as of its fiscal year ended December 31, 2013. Nomura historically recognized its share of Fortress’s earnings on a three-month lag prior to its disposal in 2014.

Summary of balances and transactions with affiliated companies and other equity-method investees

	Millions of yen
	March 31
	2015	2016
Investments in affiliated companies	¥376,174	¥394,984
Advances to affiliated companies	2,104	300
Other receivables from affiliated companies	2,328	1,372
Other payables to affiliated companies	6,720	7,606

	Millions of yen
	Year ended March 31
	2014	2015	2016
Revenues	¥411	¥688	¥1,124
Non-interest expenses	57,687	48,176	42,852
Purchase of software, securities and tangible assets	26,655	26,772	20,679

Summary of aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees

	Millions of yen
	March 31
	2015	2016
Carrying amount	¥362,984	¥387,825
Fair value	530,570	487,656